Short-term bank borrowing (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 23, 2017 CNY (¥)	Jan. 17, 2017 CNY (¥)	Jan. 13, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 29, 2016 CNY (¥)
Short-term bank borrowing
Outstanding amount	$ 38,424	¥ 250,000				¥ 450,000
PRC domestic commercial banks
Short-term bank borrowing
Outstanding amount		¥ 250,000				¥ 450,000
Short-term bank borrowing in December 2016 at 4.35% Interest
Short-term bank borrowing
Principal amount							¥ 300,000
Interest rate (as a percent)							4.35%
Debt collateral amount							¥ 333,264
Short-term bank borrowing in December 2016 at 3.915% Interest
Short-term bank borrowing
Principal amount							¥ 150,000
Interest rate (as a percent)							3.915%
Short-term bank borrowing in January 2017 at 3.828% Interest
Short-term bank borrowing
Principal amount					¥ 100,000
Interest rate (as a percent)					3.828%
Short-term bank borrowing in January 2017 at 3.915% Interest
Short-term bank borrowing
Principal amount			¥ 150,000	¥ 300,000
Interest rate (as a percent)			3.915%	3.915%
Debt collateral amount			¥ 156,151	¥ 312,302